Stock Award Plans and Stock-Based Compensation (Details) - Successor [Member]	1 Months Ended
Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	37.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.62%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years